FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143
                                   ---------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 5/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Global Smaller Companies Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .............................................    3

Notes to Statement of Investments ....................................    8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Templeton Global Smaller Companies Fund

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                        SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.3%
    COMMON STOCKS 96.5%
    AUSTRALIA 3.9%
    Billabong International Ltd. .......            Textiles, Apparel & Luxury Goods             369,406              $    4,049,870
    Downer EDI Ltd. ....................             Commercial Services & Supplies            2,357,078                  15,022,250
    PaperlinX Ltd. .....................                Paper & Forest Products                7,001,361                  16,067,931
  a Repco Corp. Ltd. ...................                      Distributors                    11,361,533                  14,789,745
                                                                                                                      --------------
                                                                                                                          49,929,796
                                                                                                                      --------------
    BAHAMAS 0.7%
  b Steiner Leisure Ltd. ...............             Diversified Consumer Services               203,500                   8,483,915
                                                                                                                      --------------
    BELGIUM 1.1%
    Barco NV ...........................           Electronic Equipment & Instruments            151,370                  13,444,957
                                                                                                                      --------------
    BRAZIL 0.3%
  c Companhia de Saneamento de Minas
      Gerais, 144A .....................                    Water Utilities                      526,500                   4,242,105
                                                                                                                      --------------
    CANADA 7.5%
    Abitibi-Consolidated Inc. ..........                Paper & Forest Products                1,922,370                   6,599,962
    CAE Inc. ...........................                  Aerospace & Defense                    740,600                   6,127,944
    Domtar Inc. ........................                Paper & Forest Products                  892,900                   5,847,238
  b Dorel Industries Inc., B ...........                   Household Durables                    267,900                   6,569,755
  b GSI Group Inc. .....................           Electronic Equipment & Instruments          1,071,820                  10,107,263
    Legacy Hotels ......................                      Real Estate                      1,621,700                  11,857,116
    Linamar Corp. ......................                    Auto Components                      690,000                   9,494,550
    MDS Inc. ...........................            Health Care Providers & Services             970,300                  18,242,697
  b Open Text Corp. ....................              Internet Software & Services               731,300                  10,534,440
    Quebecor World Inc. ................             Commercial Services & Supplies            1,030,960                  10,300,236
                                                                                                                      --------------
                                                                                                                          95,681,201
                                                                                                                      --------------
    CHINA 4.9%
    Bio-Treat Technology Ltd. ..........             Commercial Services & Supplies            7,863,000                   5,676,178
    China Oilfield Services Ltd. .......              Energy Equipment & Services             23,400,000                  12,064,654
  b China Pharmaceutical Group Ltd. ....                    Pharmaceuticals                   26,320,000                   2,883,659
    China Resources Power Holdings Co.
      Ltd. .............................      Independent Power Producers & Energy Traders     9,984,000                   7,463,999
    People's Food Holdings Ltd. ........                     Food Products                    26,641,000                  18,894,326
  b TCL Communication Technology
      Holdings Ltd. ....................                Communications Equipment             143,878,875                   4,636,349
  b TCL Multimedia Technology Holdings
      Ltd. .............................                   Household Durables                 26,432,413                   3,134,467
    Weiqiao Textile Co. Ltd. ...........            Textiles, Apparel & Luxury Goods           5,397,500                   6,783,226
                                                                                                                      --------------
                                                                                                                          61,536,858
                                                                                                                      --------------
    DENMARK 2.3%
  b Vestas Wind Systems AS .............                   Electrical Equipment                  955,140                  24,622,087
b,c Vestas Wind Systems AS, 144A .......                   Electrical Equipment                  166,580                   4,294,184
                                                                                                                      --------------
                                                                                                                          28,916,271
                                                                                                                      --------------
    FINLAND 1.6%
    Amer Sports OYJ ....................               Leisure Equipment & Products              569,700                  11,734,065
    Huhtamaki OYJ ......................                  Containers & Packaging                 444,900                   7,977,494
                                                                                                                      --------------
                                                                                                                          19,711,559
                                                                                                                      --------------


                                          Quarterly Statement of Investments | 3

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                        SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    GERMANY 2.3%
    Celesio AG .........................            Health Care Providers & Services             151,000              $   14,534,606
    Vossloh AG .........................                       Machinery                         281,440                  14,086,180
                                                                                                                      --------------
                                                                                                                          28,620,786
                                                                                                                      --------------
    HONG KONG 6.2%
    Asia Satellite Telecommunications
      Holdings Ltd. ....................         Diversified Telecommunication Services        3,454,500                   5,899,838
    Dah Sing Financial Group ...........                    Commercial Banks                   1,280,000                  10,394,164
    Fountain Set Holdings Ltd. .........            Textiles, Apparel & Luxury Goods          20,742,000                   7,419,124
    Giordano International Ltd. ........                    Specialty Retail                  24,903,348                  12,920,004
    Hang Lung Group Ltd. ...............                      Real Estate                      1,665,000                   3,852,279
    Hopewell Holdings Ltd. .............             Transportation Infrastructure             2,982,000                   8,110,154
    Hung Hing Printing Group Ltd. ......                 Containers & Packaging               20,862,508                  12,369,820
    Ngai Lik Industrial Holding Ltd. ...                   Household Durables                 13,886,000                   1,521,371
    Techtronic Industries Co. Ltd. .....                   Household Durables                  2,869,242                   4,160,627
    Yue Yuen Industrial Holdings Ltd. ..            Textiles, Apparel & Luxury Goods           4,196,500                  11,494,370
                                                                                                                      --------------
                                                                                                                          78,141,751
                                                                                                                      --------------
    INDIA 0.9%
  c Gail India Ltd., GDR, 144A .........                    Metals & Mining                      157,710                   4,810,155
    Housing Development Finance Corp.
      Ltd. .............................               Thrifts & Mortgage Finance                282,430                   6,871,282
                                                                                                                      --------------
                                                                                                                          11,681,437
                                                                                                                      --------------
    INDONESIA 0.4%
    PT Indosat Tbk .....................         Diversified Telecommunication Services        9,955,000                   5,378,174
                                                                                                                      --------------
    ISRAEL 1.2%
  b Orbotech Ltd. ......................           Electronic Equipment & Instruments            614,700                  15,441,264
                                                                                                                      --------------
    JAPAN 4.1%
    Meitec Corp. .......................             Commercial Services & Supplies              304,100                   9,607,937
    Nichii Gakkan Co. ..................            Health Care Providers & Services             739,200                  15,091,220
    Sangetsu Co. Ltd. ..................                   Household Durables                    186,800                   4,739,370
    Sohgo Security Services Co. Ltd. ...             Commercial Services & Supplies            1,337,700                  22,659,500
                                                                                                                      --------------
                                                                                                                          52,098,027
                                                                                                                      --------------
    LUXEMBOURG 0.5%
  b Thiel Logistik AG ..................                      IT Services                      1,547,850                   6,844,384
                                                                                                                      --------------
    MEXICO 0.2%
  b Promotora Ambiental SA de CV .......             Commercial Services & Supplies            2,000,024                   2,198,120
                                                                                                                      --------------
    NETHERLANDS 5.9%
    Aalberts Industries NV .............                Industrial Conglomerates                 103,969                   7,708,921
  b Draka Holding NV ...................                  Electrical Equipment                   193,464                   3,211,118
b,c Draka Holding NV, 144A .............                  Electrical Equipment                   135,422                   2,247,736
    Imtech NV ..........................               Construction & Engineering                192,410                   9,445,236
    OPG Groep NV .......................            Health Care Providers & Services             209,640                  19,037,082
    SBM Offshore NV ....................              Energy Equipment & Services                117,680                  12,616,967
    Vedior NV ..........................             Commercial Services & Supplies              965,560                  20,704,349
                                                                                                                      --------------
                                                                                                                          74,971,409
                                                                                                                      --------------


4 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                        SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    NEW ZEALAND 0.0% d
    Warehouse Group Ltd. ...................                Multiline Retail                     178,032              $      437,918
                                                                                                                      --------------
    NORWAY 1.2%
    Norske Skogindustrier ASA ..............            Paper & Forest Products                  876,400                  12,683,485
  c Norske Skogindustrier ASA, 144A ........            Paper & Forest Products                  183,426                   2,654,588
                                                                                                                      --------------
                                                                                                                          15,338,073
                                                                                                                      --------------
    RUSSIA 0.4%
b,c Pyaterochka Holding NV, GDR,
      144A .................................            Food & Staples Retailing                 310,112                   5,132,354
                                                                                                                      --------------
    SINGAPORE 1.5%
    Huan Hsin Holdings Ltd. ................       Electronic Equipment & Instruments          6,101,000                   2,086,208
    Osim International Ltd. ................                Specialty Retail                   4,533,200                   4,305,851
    Venture Corp. Ltd. .....................       Electronic Equipment & Instruments          1,700,000                  12,164,387
                                                                                                                      --------------
                                                                                                                          18,556,446
                                                                                                                      --------------
    SOUTH KOREA 4.1%
    Bank of Pusan ..........................                Commercial Banks                   1,031,300                  13,304,283
    Dae Duck Electronics Co. Ltd. ..........       Electronic Equipment & Instruments          1,221,875                  10,504,223
    Daegu Bank Co. Ltd. ....................                Commercial Banks                     633,640                  10,485,848
    Halla Climate Control Corp. ............                Auto Components                    1,104,000                  10,856,720
    Sindo Ricoh Co. ........................               Office Electronics                     88,350                   4,091,921
    Youngone Corp. .........................        Textiles, Apparel & Luxury Goods             706,204                   3,009,413
                                                                                                                      --------------
                                                                                                                          52,252,408
                                                                                                                      --------------
    SWEDEN 1.4%
    D. Carnegie & Co. AB ...................                Capital Markets                      877,886                  17,675,557
                                                                                                                      --------------
    SWITZERLAND 3.3%
    Gurit Holding AG, Br. ..................                   Chemicals                           5,350                   6,432,558
  b Kuoni Reisen Holding AG, B .............         Hotels, Restaurants & Leisure                12,720                   6,957,922
  b SIG Holding AG .........................                   Machinery                          27,960                   5,903,164
    Verwaltungs-und Privat-Bank AG .........                Capital Markets                       75,518                  17,354,048
    Vontobel Holding AG ....................                Capital Markets                      160,170                   5,816,835
                                                                                                                      --------------
                                                                                                                          42,464,527
                                                                                                                      --------------
    TAIWAN 6.4%
    AcBel Polytech Inc. ....................              Electrical Equipment                15,465,290                   7,265,573
    D-Link Corp. ...........................            Communications Equipment              20,155,100                  24,411,359
    Fu Sheng Industrial Co. Ltd. ...........            Industrial Conglomerates               8,658,360                   8,797,553
    Giant Manufacturing Co. Ltd. ...........          Leisure Equipment & Products             3,682,000                   5,930,738
    Pihsiang Machinery Manufacturing Co.
      Ltd. .................................        Health Care Equipment & Supplies           2,658,000                   5,202,329
    Simplo Technology Co. Ltd. .............            Computers & Peripherals                4,416,000                  14,198,470
    Taiwan Fu Hsing ........................               Building Products                   6,331,180                   7,144,441
    Test-Rite International Co. Ltd. .......                  Distributors                    10,330,000                   7,690,666
                                                                                                                      --------------
                                                                                                                          80,641,129
                                                                                                                      --------------
    THAILAND 2.7%
    BEC World Public Co. Ltd., fgn. ........                     Media                        15,103,200                   6,574,357
    Glow Energy Public Co. Ltd., fgn. ......  Independent Power Producers & Energy Traders     4,900,700                   3,726,768
  c Glow Energy Public Co. Ltd., fgn.,
      144A .................................  Independent Power Producers & Energy Traders    12,056,200                   9,168,213


                                          Quarterly Statement of Investments | 5

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                        SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    THAILAND (CONTINUED)
  b Total Access Communication
      Public Co. Ltd. ......................      Wireless Telecommunication Services          4,179,600              $   15,046,560
                                                                                                                      --------------
                                                                                                                          34,515,898
                                                                                                                      --------------
    UNITED KINGDOM 12.0%
    Bodycote International PLC .............                   Machinery                       4,450,330                  22,100,538
  c Bodycote International PLC, 144A .......                   Machinery                       1,075,082                   5,338,905
    Burberry Group PLC .....................        Textiles, Apparel & Luxury Goods             804,310                   6,574,323
  b Cambridge Antibody Technology Group
      PLC ..................................                 Biotechnology                       553,100                  13,511,169
    DS Smith PLC ...........................             Containers & Packaging                3,902,900                  11,132,774
    DX Services PLC ........................            Air Freight & Logistics                3,509,910                  21,303,786
    Electrocomponents PLC ..................       Electronic Equipment & Instruments            360,000                   1,705,289
    FKI PLC ................................                   Machinery                       4,303,060                   8,652,308
    Future PLC .............................                     Media                         3,913,769                   3,001,409
    Game Group PLC .........................                Specialty Retail                  16,058,130                  23,578,205
    iSOFT Group PLC ........................             Health Care Technology                7,680,130                  12,605,550
    John Wood Group PLC ....................          Energy Equipment & Services              2,861,570                  12,471,147
    Yule Catto & Company PLC ...............                   Chemicals                       2,090,510                   9,677,731
                                                                                                                      --------------
                                                                                                                         151,653,134
                                                                                                                      --------------
    UNITED STATES 19.5%
  b Agile Software Corp. ...................                    Software                       1,759,250                  11,593,457
  b BearingPoint Inc. ......................                  IT Services                      1,141,250                   9,164,237
    Blockbuster Inc., A ....................                Specialty Retail                   2,410,730                  11,209,894
  b Bristow Group Inc. .....................          Energy Equipment & Services                303,390                  10,925,074
    Central Parking Corp. ..................         Commercial Services & Supplies              815,400                  11,668,374
  b Coinstar Inc. ..........................         Commercial Services & Supplies              795,880                  18,687,262
  b Convergys Corp. ........................                  IT Services                      1,091,490                  20,345,379
  b Input/Output Inc. ......................          Energy Equipment & Services              1,123,680                  10,854,749
  b Interpublic Group of Cos. Inc. .........                     Media                             6,603                      62,927
    Irwin Financial Corp. ..................                Commercial Banks                     942,680                  19,419,208
  b K2 Inc. ................................          Leisure Equipment & Products               774,200                   8,539,426
  b Leapfrog Enterprises Inc. ..............          Leisure Equipment & Products             1,221,000                  12,515,250
    Pier 1 Imports Inc. ....................                Specialty Retail                   1,667,680                  14,158,603
  b Scholastic Corp. .......................                     Media                           363,740                   9,573,637
  b Seitel Inc. ............................          Energy Equipment & Services              3,575,920                  14,267,921
a,b Sharper Image Corp. ....................                Specialty Retail                     937,400                  12,711,144
  b Sigmatel Inc. ..........................    Semiconductors & Semiconductor Equipment       1,370,840                   7,512,203
    Tredegar Corp. .........................            Industrial Conglomerates               1,110,680                  15,738,336
a,b West Marine Inc. .......................                Specialty Retail                   1,991,430                  28,596,935
                                                                                                                      --------------
                                                                                                                         247,544,016
                                                                                                                      --------------
    TOTAL COMMON STOCKS
      (COST $998,786,855) ..................                                                                           1,223,533,474
                                                                                                                      --------------


6 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                INDUSTRY                        SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    PREFERRED STOCKS (COST $1,139,744) 0.8%
    GERMANY 0.8%
    Hugo Boss AG, pfd. .....................        Textiles, Apparel & Luxury Goods             250,980              $   10,486,803
                                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS
      (COST $999,926,599) ..................                                                                           1,234,020,277
                                                                                                                      --------------

                                                                                             -----------
                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                                                                             -----------
    SHORT TERM INVESTMENTS
      (COST $29,475,996) 2.3%
  e Federal Home Loan Bank, 6/01/06 ........                                                 $29,480,000                  29,480,000
                                                                                                                      --------------
    TOTAL INVESTMENTS
      (COST $1,029,402,595) 99.6% ..........                                                                           1,263,500,277
    OTHER ASSETS, LESS LIABILITIES 0.4% ....                                                                               4,747,476
                                                                                                                      --------------
    NET ASSETS 100.0% ......................                                                                          $1,268,247,753
                                                                                                                      ==============

SELECTED PORTFOLIO ABBREVIATION

GDR - Global Depository Receipt

a     See Note 2 regarding holdings of 5% voting securities.

b     Non-income producing.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2006, the aggregate value of these securities was $37,888,240, representing 2.99% of net assets.

d     Rounds to less than 0.1% of net assets.

e     The security is traded on a discount basis with no stated coupon rate.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Global Smaller Companies Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Smaller Companies Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At May 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 1,038,125,015
                                                                ================

Unrealized appreciation .....................................   $   304,188,499
Unrealized depreciation .....................................       (78,813,237)
                                                                ----------------
Net unrealized appreciation (depreciation) ..................   $   225,375,262
                                                                ================

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the period ended May 31, 2006 were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF SHARES                          NUMBER OF SHARES                                  REALIZED
                            HELD AT BEGINNING     GROSS       GROSS       HELD AT END     VALUE AT END    INVESTMENT     CAPITAL
NAME OF ISSUER                  OF PERIOD       ADDITIONS  REDUCTIONS      OF PERIOD       OF PERIOD        INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Repco Corp. Ltd.                      --       11,361,533      --         11,361,533     $   14,789,745  $    27,239  $         --
Sharper Image Corp.              937,400               --      --            937,400         12,711,144           --            --
West Marine Inc.                 477,510        1,513,920      --          1,991,430         28,596,935           --            --
                                                                                         -----------------------------------------
TOTAL NON-CONTROLLED AFFILIATED SECURITIES (4.42% of Net Assets)                         $   56,097,824  $    27,239  $         --
                                                                                         =========================================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date July 27, 2006